Nature of the Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 21, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Nature Of Business And Basis Of Presentation [Line Items]
Entity incorporation date										Dec. 01, 2017
Net loss		$ (13,920)	$ (8,982)	$ (7,886)	$ (5,871)	$ (1,497)	$ (2,087)	$ (30,788)	$ (9,456)	$ (14,859)	$ (4,811)
Accumulated deficit		$ (50,534)						$ (50,534)		$ (19,746)	(4,887)
Net proceeds from issuance of common stock											$ 7
Initial Public Offering | Common Stock
Nature Of Business And Basis Of Presentation [Line Items]
Number of shares issued and sold	14,089,314
Underwriters option to purchase additional shares	1,837,736
Public offering price	$ 19.00
Net proceeds from issuance of common stock	$ 246,400